Consolidated statements of profit or loss and other comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Revenue from contracts with customers	$ 652,187	$ 273,938	$ 415,976
Cost of sales:
Operating costs	(107,123)	(88,018)	(114,431)
Crude oil stock fluctuation	(905)	3,095	310
Depreciation, depletion and amortization	(191,313)	(147,674)	(153,001)
Royalties	(86,241)	(38,908)	(61,008)
Gross profit	266,605	2,433	87,846
Selling expenses	(42,748)	(24,023)	(27,138)
General and administrative expenses	(45,858)	(33,918)	(42,400)
Exploration expenses	(561)	(646)	(676)
Other operating income	23,285	5,573	3,165
Other operating expenses	(4,214)	(4,989)	(6,180)
Reversal / (Impairment) of long- lived assets	14,044	(14,438)
Operating profit / (loss)	210,553	(70,008)	14,617
Interest income	65	822	3,770
Interest expense	(50,660)	(47,923)	(34,163)
Other financial results	(7,194)	4,247	(715)
Financial results, net	(57,789)	(42,854)	(31,108)
Profit / (loss) before income tax	152,764	(112,862)	(16,491)
Current income tax (expense)	(62,419)	(184)	(1,886)
Deferred income tax (expense) / benefit	(39,695)	10,297	(14,346)
Income tax (expense) / benefit	(102,114)	10,113	(16,232)
Profit / (loss) for the year, net	50,650	(102,749)	(32,723)
Other comprehensive income that shall not be reclassified to profit or loss in subsequent periods
(Loss) / profit from actuarial remediation related to defined benefit plans	(4,513)	460	(1,577)
Deferred income tax benefit / (expense)	2,048	(114)	394
Other comprehensive income that shall not be reclassified to profit or loss in subsequent years	(2,465)	346	(1,183)
Other comprehensive income for the year, net of income taxes	(2,465)	346	(1,183)
Total comprehensive profit / (loss) for the year	$ 48,185	$ (102,403)	$ (33,906)
Earnings / (loss) per share
Basic (in US dollars per share)	$ 0.574	$ (1.175)	$ (0.409)
Diluted (in US dollars per share)	$ 0.543	$ (1.175)	$ (0.409)